Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due to director	$ 147,000	$ 161,000
Research and development expenses	$ 838,000	$ 119,000